Operating Profit - Narrative (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs	£ 6,539	£ 11,645	£ 6,588
Contract assets
Disclosure of attribution of expenses by nature to their function [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	£ 1,000